Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 137,594	$ 119,135
Accounts receivable, net	384,529	341,984
Inventory, net	29,205	28,389
Prepaid expenses	20,773	18,357
Income tax receivable	26,495	24,124
Current deferred tax assets	2,835	2,499
Other current assets	42	1,384
Current assets of discontinued operations	18,397	16,700
Total current assets	619,870	552,572
Property, plant and equipment, net	953,719	950,932
Intangible assets, net of accumulated amortization of $22,803 and $21,293, respectively	7,753	9,209
Deferred financing costs, net of accumulated amortization of $10,080 and $9,316, respectively	8,931	9,694
Goodwill	247,705	247,675
Restricted cash	17,000	17,000
Other long-term assets	6,861	5,259
Long-term assets of discontinued operations	8,838	8,897
Total assets	1,870,677	1,801,238
Current liabilities:
Accounts payable	62,723	74,502
Accrued liabilities	40,881	42,993
Accrued payroll and payroll burdens	23,808	26,284
Accrued interest	15,424	2,446
Income taxes payable	1,464	0
Current liabilities of discontinued operations	3,422	2,841
Total current liabilities	147,722	149,066
Long-term debt	650,000	650,000
Deferred income taxes	211,210	190,389
Other long-term liabilities	6,035	5,916
Long-term liabilities of discontinued operations	9	33
Total liabilities	1,014,976	995,404
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value per share, 200,000,000 shares authorized, 77,552,438 (2010 - 76,443,926) issued	776	764
Preferred stock, $0.01 par value per share, 5,000,000 shares authorized, no shares issued and outstanding
Additional paid-in capital	672,572	657,993
Retained earnings	165,099	126,165
Treasury stock, 368,651 (2010 - 167,643) shares at cost	(7,280)	(1,765)
Accumulated other comprehensive income	24,534	22,677
Total stockholders' equity	855,701	805,834
Total liabilities and stockholders' equity	$ 1,870,677	$ 1,801,238